CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Profit of Consolidated Companies	$ 393	$ 289	$ 275
Adjustments for non-cash items:
Depreciation and amortization	710	715	742
Amortization of receivables purchase discount	(212)	(139)	(163)
Provision for credit losses	176	213	231
Gain on sales of receivables	(4)	0	(12)
Other, net	(66)	(189)	(156)
Changes in assets and liabilities:
Receivables from others	16	44	82
Other receivables/payables with Caterpillar	(8)	20	(34)
Payable to dealers and others	2	(16)	(141)
Accrued interest payable	36	24	116
Accrued expenses and other liabilities, net	(49)	4	(59)
Income taxes payable	34	(80)	90
(Payments)/Proceeds on interest rate swaps	(2)	(1)	189
Net cash provided by operating activities	1,026	884	1,160
Cash flows from investing activities:
Expenditures for equipment on operating leases and for non-leased equipment	(1,190)	(959)	(976)
Proceeds from disposals of equipment	1,161	1,383	1,092
Additions to finance receivables	(49,126)	(28,320)	(20,387)
Collections of finance receivables	46,163	27,922	23,934
Proceeds from sales of receivables	207	16	987
Net change in variable lending to Caterpillar	55	(43)	37
Additions to other notes receivable with Caterpillar	(184)	(136)	(1,550)
Collections on other notes receivable with Caterpillar	77	1,005	500
Restricted cash and cash equivalents activity, net	27	74	0
Other, net	6	29	(257)
Net cash (used in) provided by investing activities	(2,804)	971	3,380
Cash flows from financing activities:
Net change in variable lending from Caterpillar	0	(26)	(416)
Proceeds from borrowings with Caterpillar	0	600	0
Payments on borrowings with Caterpillar	(600)	0	0
Proceeds from debt issued (original maturities greater than three months)	10,873	8,108	11,833
Payments on debt issued (original maturities greater than three months)	(8,324)	(11,104)	(11,769)
Short-term borrowings, net (original maturities three months or less)	(103)	369	(2,737)
Dividend paid to Caterpillar	(600)	(600)	0
Acquisition of noncontrolling interest	(7)	0	(6)
Net cash provided by (used in) financing activities	1,239	(2,653)	(3,095)
Effect of exchange rate changes on cash and cash equivalents	39	(62)	11
(Decrease)/increase in cash and cash equivalents	(500)	(860)	1,456
Cash and cash equivalents at beginning of year	1,676	2,536	1,080
Cash and cash equivalents at end of period	1,176	1,676	2,536
Cash paid for interest	823	917	1,038
Cash paid (received) for taxes	$ 96	$ 72	$ (19)